Annual Total Returns- Inverse Emerging Markets 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse Emerging Markets 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.37%	(25.64%)	(0.90%)	(7.43%)	20.38%	(32.39%)	(48.37%)	22.05%	(39.66%)	(58.03%)